Current and deferred income taxes	12 Months Ended
Dec. 31, 2019
Current and deferred income taxes
Current and deferred income taxes

11    Current and deferred income taxes

Accounting policy

The current and deferred taxes on income are calculated based on the tax laws enacted or substantively enacted up to balance sheet date in the countries where the entities operate and generate taxable income. Management periodically evaluates positions taken by the Company in the taxes on income returns with respect to situations in which the applicable tax regulations are subject to interpretation. It establishes provisions where appropriate considering amounts expected to be paid to the tax authorities.

The current income tax is presented net, separated by taxpaying entity, in liabilities when there are amounts payable, or in assets when the amounts prepaid exceed the total amount due on the reporting date.

Deferred tax assets are recognized only to the extent it is probable that future taxable income will be available against which the temporary differences and/or tax losses can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right and an intention to offset them in the calculation of current taxes, generally when they are related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amounts and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not be reversed in the near future.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction affects neither the accounting nor the taxable income or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income taxes asset is realized or the deferred income tax liability is settled.

Critical accounting estimates and judgments

The Company is subject to income tax in all countries in which it operates.  Significant judgment is required in determining the income tax provision.  There are many transactions and calculations for which the ultimate tax determination is uncertain.  The Company also recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due and if it is more likely than not that a tax authority will not accept the income tax treatments adopted by the Company, in the cases that there is an uncertainty over the income tax treatments or if the Company have a present legal or constructive obligation as a result of past events. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred tax assets and liabilities in the period in which such determination is made.

(a)   Reconciliation of income tax benefit (expense)

	2019	2018	2017
(Loss) income before income tax	(215,880)	131,899	271,459
Standard rate (i)	24.94%	26.01%	27.08%

Income tax benefit (expense) at standard rate	53,840	(34,307)	(73,511)
Difference in tax rate of subsidiaries outside Luxembourg	24,698	(11,227)	(19,912)
Special mining levy and special mining tax	(7,431)	(14,565)	(22,766)
Withholding tax on dividends paid by subsidiaries	(9,764)	—	(8,299)
Other permanent tax differences	(4,470)	19,176	18,294
Income tax benefit (expense)	56,873	(40,923)	(106,194)

Current	(46,382)	(71,787)	(125,691)
Deferred	103,255	30,864	19,497
Income tax benefit (expense)	56,873	(40,923)	(106,194)
(i)

On April 25, 2019 the Luxembourg Parliament approved the 2019 Budget Law, including a reduction of the corporate income tax rate from 26.01% to 24.94%, effective for year 2019. As NEXA’s tax credits on net operating losses resulting from its standalone activities do not meet the recognition criteria, no deferred tax assets are recognized. As a result, the change did not impact the consolidated income statement , consolidated balance sheet, or the consolidated statement of cash flows.

(b)   Analysis of deferred income tax assets and liabilities

	2019	2018
Tax credits on net operating losses	160,905	106,817
Uncertain income tax treatments - note 5(b)	(9,779)	—
Tax credits on temporary differences
Foreign exchange losses	31,027	50,766
Environmental liabilities	24,293	28,808
Asset retirement obligation	18,751	19,879
Tax, civil and labor provisions	6,962	9,389
Other provisions	7,933	6,443
Provision for obsolete and slow-moving inventory	5,734	5,308
Provision for employee benefits	7,270	5,409
Other	14,381	12,094

Tax debits on temporary differences
Capitalized interest	(28,505)	(11,725)
Depreciation, amortization and asset impairment	(247,552)	(328,834)
Other	(1,757)	(1,798)
	(10,337)	(97,444)

Deferred income tax assets	262,941	201,154
Deferred income tax liabilities	(273,278)	(298,598)
	(10,337)	(97,444)

(c)    Summary of contingent liabilities on income taxes

There are uncertainties and legal proceedings for which it is unlikely that an outflow of resources will be required. In such cases, a provision is not recognized. As of December 31, 2019, the main legal proceedings are related to carryforward calculation of net operating losses, deductibility of foreign exchange losses and expenses. The estimated financial effect of these contingent liabilities is USD 182,380.

(d)    Effects of deferred tax on income statement and other comprehensive income

	2019	2018	2017
Balance at beginning of the year	(97,444)	(100,418)	(107,304)
Effect on income for the year	103,255	30,864	19,497
Effect on other comprehensive income	453	(126)	(4,119)
Impact of the adoption of IFRIC 23	(10,070)	—	—
Foreign exchange gain	(6,531)	(27,764)	(8,492)
Balance at end of the year	(10,337)	(97,444)	(100,418)